Long-term and short-term loans issued (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Long-term loans issued	₽ 4,205	₽ 843
Short-term loans issued	209	14,200
Convertible loan
Disclosure of detailed information about financial instruments
Long-term loans issued	4,205
Factoring loans
Disclosure of detailed information about financial instruments
Short-term loans issued		12,568
Loans to legal entities, including SME
Disclosure of detailed information about financial instruments
Long-term loans issued		843
Short-term loans issued		1,586
Loans to individuals
Disclosure of detailed information about financial instruments
Short-term loans issued	209	46
Gross carrying amount
Disclosure of detailed information about financial instruments
Long-term loans issued	4,205	871
Short-term loans issued	382	14,593
Gross carrying amount | Convertible loan
Disclosure of detailed information about financial instruments
Long-term loans issued	4,205
Gross carrying amount | Factoring loans
Disclosure of detailed information about financial instruments
Short-term loans issued		12,668
Gross carrying amount | Loans to legal entities, including SME
Disclosure of detailed information about financial instruments
Long-term loans issued		871
Short-term loans issued	9	1,840
Gross carrying amount | Loans to individuals
Disclosure of detailed information about financial instruments
Short-term loans issued	373	85
Expected credit loss allowance / Impairment
Disclosure of detailed information about financial instruments
Long-term loans issued		(28)
Short-term loans issued	(173)	(393)
Expected credit loss allowance / Impairment | Factoring loans
Disclosure of detailed information about financial instruments
Short-term loans issued		(100)
Expected credit loss allowance / Impairment | Loans to legal entities, including SME
Disclosure of detailed information about financial instruments
Long-term loans issued		(28)
Short-term loans issued	(9)	(254)
Expected credit loss allowance / Impairment | Loans to individuals
Disclosure of detailed information about financial instruments
Short-term loans issued	₽ (164)	₽ (39)